Interest Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Schedule Of Interest Expense [Line Items]
Interest on long-term debt		$ 67.5	$ 0.0
Interest on short-term borrowings	[1]	1.4	0.0
Debt discount/cost amortization		3.1	0.0
Allowance for funds used during construction		6.8	0.0
Other		2.4	0.0
Total Interest Expense		$ 67.6	$ 0.0	[2]
Predecessor
Schedule Of Interest Expense [Line Items]
Interest on long-term debt					$ 0.0
Interest on short-term borrowings	[1]				0.0
Debt discount/cost amortization					0.0
Allowance for funds used during construction					0.0
Other					0.0
Total Interest Expense	[2]				$ 0.0

[1]	Refer to Note 5, "Short-Term Borrowings" for additional information.
[2]	Refer to Note 4, "Transactions with Affiliates" for a discussion of interest expense-affiliated for the year ended December 31, 2014 and 2013.